Notes to the consolidated statements of income - Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net income attributable to shareholders of FMC AG & Co. KGaA	€ 140,359	€ 147,140	€ 226,721	€ 304,501
Denominators:
Weighted average number of shares outstanding	293,413,449	293,145,413	293,413,449	293,076,643
Basic earnings per share	€ 0.48	€ 0.50	€ 0.77	€ 1.04
Diluted earnings per share	€ 0.48	€ 0.50	€ 0.77	€ 1.04